Label	Element	Value
(Advantage Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Advantage Portfolio
(Asia Opportunity Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Asia Opportunity Portfolio
(Global Concentrated Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Concentrated Portfolio
(Global Core Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Core Portfolio
(Global Focus Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Focus Real Estate Portfolio
(Global Franchise Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL FRANCHISE PORTFOLIO
(Global Infrastructure Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Infrastructure Portfolio
(Global Insight Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Insight Portfolio
(Global Opportunity Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Opportunity Portfolio
(Global Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Real Estate Portfolio
(Global Sustain Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Sustain Portfolio
(Growth Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GROWTH PORTFOLIO
(Inception Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Inception Portfolio
(International Advantage Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Advantage Portfolio
(International Equity Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY PORTFOLIO
(International Opportunity Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Opportunity Portfolio
(U.S. Focus Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Focus Real Estate Portfolio
(U.S. Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. REAL ESTATE PORTFOLIO
(US Core Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	US Core Portfolio
(Vitality Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Vitality Portfolio
(Counterpoint Global Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Counterpoint Global Portfolio
(Multi-Asset Real Return Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Real Return Portfolio
(Global Endurance Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Endurance Portfolio
(Global Permanence Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Permanence Portfolio
(Developing Opportunity Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Developing Opportunity Portfolio
(Permanence Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Permanence Portfolio
(American Resilience Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	American Resilience Portfolio
(International Resilience Portfolio)
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Resilience Portfolio